SCHEDULE OF STOCK PURCHASE WARRANT ACTIVITY (Details) - Key Mining Corp [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Number of Warrants, Balance	14,526,880	14,526,880	6,132,204
Weighted Avg Price	$ 0.41	$ 0.47
Weighted Avg Life, Outstanding	4 years 5 months 23 days	4 years 9 months 29 days	5 years 9 months 3 days
Warrants issued, Private placement of units	6,146,166		5,850,000
Weighted Avg Price, Private placement of units	$ 0.45		$ 0.45
Warrants issued, Placement agent - commission	1,555,500		2,544,672
Exercised			(6,755,536)
Warrants, Forfeited or Expired
Weighted Avg Life, Private placement of units	4 years 18 days
Weighted Avg Price, Placement agent - commission	$ 0.25		$ 0.25
Weighted Avg Life, Placement agent - commission	9 years 6 months 25 days
Warrants, Exercised			6,755,536
Number of Warrants, Balance	22,228,546	14,526,880	14,526,880
Weighted Avg Price, Ending balance	$ 0.42	$ 0.41	$ 0.47
Inducement to exercise			6,755,536
Weighted Avg Price, Inducement to exercise			$ 0.45